Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity And Related Information

	Options in thousands			Weighted average exercise price
	2009	2010	2011	2009	2010	2011
Outstanding at beginning of year	21,582	16,601	14,192	$20.97	$23.12	$23.85
Granted	1,845	2,139	2,125	$25.86	$30.69	$52.92
Exercised	(6,039)	(4,062)	(2,324)	$16.40	$24.15	$22.83
Expired	(591)	(470)	(602)	$23.31	$26.57	$26.97
Forfeited	(196)	(16)	(54)	$19.60	$21.95	$27.89

Outstanding at December 31,	16,601 *)	14,192	13,337	$23.12	$23.85	$28.50

Exercisable at December 31,	10,469	8,695	8,429	$22.86	$22.09	$24.21

*)	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.

Summary Of Options Outstanding And Aggregate Intrinsic Value

	Year ended December 31, 2011
	Options	Aggregate intrinsic value
	In thousands
Outstanding at beginning of year	$14,192	$318,075
Granted	2,125	N/A
Exercised	(2,324)
Forfeited	(656)	N/A

Outstanding as of December 31,	$13,337	$321,753

Exercisable as of December 31,	$8,429	$239,032

Summary Of Restricted Stock Units Award Activity

	Year ended December 31,
	2009	2010	2011
	Number in thousands
Outstanding at beginning of year	1,398	1,612	1,254
Granted	755	371	389
Vested	(398)	(530)	(425)
Forfeited	(143)	(199)	(107)

Outstanding as of December 31,	1,612	1,254	1,111

Summary Of Options Outstanding By Exercise Price Range

	Outstanding			Exercisable
Exercise price $	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
			$			$
6.08-6.08	1	2.13	6.08	1	2.13	6.08
16.80-16.80	2,200	1.58	16.80	2,200	1.58	16.80
18.56-22.95	447	3.30	21.71	153	2.48	21.64
23.19-23.65	3,951	1.81	23.44	3,112	2.06	23.50
24.01-26.47	2,225	4.13	25.25	1,625	4.08	25.11
26.77-29.49	1,965	5.37	29.12	825	5.46	29.41
32.31-35.79	399	5.22	34.83	87	5.22	34.87
43.95-46.01	49	5.98	45.00	6	5.86	43.95
51.98-59.59	2,100	6.38	53.00	420	6.39	53.05

6.08-59.59	13,337	3.57	28.50	8,429	2.92	24.21